SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest expense or penalty accrued in relation to unrecognized tax benefit	¥ 0		¥ 0	¥ 0
Sales and marketing expenses
Advertising expenditure	23,910,000	$ 84,285	586,774,000	362,142,000
Costs related to free vouchers	160,000	29,694	206,723,000	130,567,000
Delivery costs	29,000	63,046	438,914,000	242,193,000
General and administrative expenses
Research and development costs	¥ 5,081,000	$ 31,464	¥ 219,048,000	¥ 77,958,000